Related party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of related party transactions
The following table provides the total dollar amount for income statement transactions that have been entered into with related parties during the year ended December 31, 2018:

	Revenue	Management fee revenue	Interest revenue	Distributions	Rent expense
NL Partnership	$41	$(7)	$12	$—	$—
Affiliates	636	352	56	(102)	38
The following table provides the balance sheet balances with related parties as at December 31, 2018:

	Accounts receivable	Accounts payable and accrued liabilities
NL Partnership	$2,355	$—
Affiliates	719	13